Cover Page	Jun. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 10, 2021
Entity Registrant Name	Ameris Bancorp
Entity Incorporation, State or Country Code	GA
Entity File Number	001-13901
Entity Tax Identification Number	58-1456434
Entity Address, Address Line One	3490 Piedmont Road N.E., Suite 1550
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	(404)
Local Phone Number	639-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ABCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000351569
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends Item 4.01 of the Current Report on Form 8-K of Ameris Bancorp (the “Company”) originally filed with the Securities and Exchange Commission on June 15, 2021 (the “Original Report”). This Amendment No. 1 is being filed to update certain information contained in the Original Report with respect to the Company's engagement of KPMG LLP as the Company's independent registered public accounting firm.